Segmented Information and Economic Dependence - Summary of Revenues Allocated According to Revenue Types (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 19,364	$ 17,912
Project Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	17,356	15,910
Product Sales Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	1,652	1,897
Cryo Storage Revenue
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 356	$ 105